Comprehensive Income	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Comprehensive Income

Note 16.  Comprehensive Income

The components of other comprehensive income (loss) and income tax expense allocated to each component for the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016			2015			2014
	Before Tax Amount	Income Tax Expense	Net of Tax Amount	Before Tax Amount	Income Tax Expense	Net of Tax Amount	Before Tax Amount	Income Tax Expense	Net of Tax Amount
Translation adjustments	$5	$—	$5	$(28)	$—	$(28)	$(33)	$—	$(33)
Adjustment for net periodic pension plan cost	63	28	35	(10)	(1)	(9)	1	—	1
Other comprehensive income (loss)	$68	$28	$40	$(38)	$(1)	$(37)	$(32)	$—	$(32)

The following table summarizes the change in the component in accumulated other comprehensive loss by component for the years ended December 31, 2016, 2015 and 2014.

	Pension and Other Postretirement Benefits Plan Cost	Translation Adjustments	Total
Balance at December 31, 2013	$(38)	$(98)	$(136)
Other comprehensive loss before reclassifications	—	(33)	(33)
Amounts reclassified from accumulated other comprehensive loss	1	—	1
Net change in accumulated other comprehensive loss	1	(33)	(32)
Balance at December 31, 2014	$(37)	$(131)	$(168)
Other comprehensive loss before reclassifications	(10)	(28)	(38)
Amounts reclassified from accumulated other comprehensive loss	1	—	1
Net change in accumulated other comprehensive loss	(9)	(28)	(37)
Balance at December 31, 2015	$(46)	$(159)	$(205)
Other comprehensive income before reclassifications	29	5	34
Amounts reclassified from accumulated other comprehensive loss	6	—	6
Transfer of pension plan from parent company, net	(495)	—	(495)
Transfer of U.K. entity to parent company, net	44	85	129
Net change in accumulated other comprehensive loss	(416)	90	(326)
Balance at December 31, 2016	$(462)	$(69)	$(531)

On October 1, 2016, the other comprehensive loss balances related to the primary qualified and non-qualified pension plans were transferred from RRD to the Company.  Additionally, the other comprehensive loss balance related to the United Kingdom pension plan was transferred from the Company to RRD. Refer to Note 14, Retirement Plans, for further information on the pension plans’ transfers.

Reclassifications from accumulated other comprehensive loss for the year ended December 31, 2016, 2015 and 2014 were as follows:

				Classification in the Consolidated and Combined
	2016	2015	2014	Statements of Income
Amortization of pension and other postretirement benefits plan cost:
Net actuarial loss	$7	$1	$1	(a)
Settlement	1	—	—
Reclassifications before tax	$8	$1	1
Income tax expense	2	—	—
Reclassifications, net of tax	$6	$1	$1

(a)

These accumulated other comprehensive income components are included in the calculation of net periodic pension benefits plan (income) expense recognized in cost of sales and selling, general and administrative expenses in the consolidated and combined statements of income (see Note 14, Retirement Plans).